UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COMPANY                                              SHARES       U.S. $ VALUE
-------                                           ------------   --------------
COMMON STOCKS-99.8%
TECHNOLOGY-35.6%
COMMUNICATION EQUIPMENT-6.7%
Juniper Networks, Inc.(a)*                           1,493,200     $ 27,594,336
Motorola, Inc.                                         849,200       18,130,420
QUALCOMM, Inc.                                       1,420,100       72,907,934
                                                                 --------------
                                                                    118,632,690
                                                                 --------------
COMPUTER HARDWARE/STORAGE-6.8%
Apple Computer, Inc.(a)                              1,205,165       84,831,564
EMC Corp.(a)                                         2,527,400       34,145,174
                                                                 --------------
                                                                    118,976,738
                                                                 --------------
COMPUTER SERVICES-0.6%
Infosys Technologies, Ltd. (ADR)*                      138,090       10,860,779
                                                                 --------------
INTERNET MEDIA-5.8%
Google, Inc. Cl.A(a)*                                  200,100       83,629,794
Yahoo!, Inc.(a)                                        562,300       18,432,194
                                                                 --------------
                                                                    102,061,988
                                                                 --------------
SEMICONDUCTOR CAPITAL EQUIPMENT-0.7%
KLA-Tencor Corp.                                       254,900       12,275,984
                                                                 --------------
SEMICONDUCTOR COMPONENTS-9.8%
Advanced Micro Devices, Inc.(a)                      1,736,900       56,188,715
Broadcom Corp. Cl.A(a)                               1,467,450       60,326,869
Marvell Technology Group, Ltd.(a)                      630,450       35,992,391
NVIDIA Corp.(a)*                                       674,000       19,694,280
                                                                 --------------
                                                                    172,202,255
                                                                 --------------
SOFTWARE-2.6%
Autodesk, Inc.(a)                                      355,900       14,962,036
Business Objects S.A. (ADR)(a)*                        248,300        8,027,539
Microsoft Corp.                                        207,600        5,013,540
SAP AG (ADR)*                                          336,900       18,404,847
                                                                 --------------
                                                                     46,407,962
                                                                 --------------
MISCELLANEOUS-2.6%
Amphenol Corp. Cl.A                                    775,000       44,795,000
                                                                 --------------
                                                                    626,213,396
                                                                 --------------
HEALTH CARE-18.2%
BIOTECHNOLOGY-5.4%
Affymetrix, Inc.(a)*                                   297,750        8,530,538
Genentech, Inc.(a)*                                    768,600       61,265,106
Gilead Sciences, Inc.(a)                               439,100       25,248,250
                                                                 --------------
                                                                     95,043,894
                                                                 --------------


1 o ALLIANCEBERNSTEIN GROWTH FUND

COMPANY                                              SHARES       U.S. $ VALUE
-------                                           ------------   --------------
DRUGS-4.3%
Eli Lilly & Co.                                        197,200     $ 10,435,824
Merck & Co., Inc.                                      161,300        5,551,946
Teva Pharmaceutical Industries, Ltd. (ADR)*          1,452,800       58,838,400
                                                                 --------------
                                                                     74,826,170
                                                                 --------------
MEDICAL PRODUCTS-2.5%
Alcon, Inc.                                            334,500       34,021,995
St. Jude Medical, Inc.(a)*                             242,400        9,569,952
                                                                 --------------
                                                                     43,591,947
                                                                 --------------
MEDICAL SERVICES-6.0%
Caremark Rx, Inc.(a)                                   525,200       23,922,860
UnitedHealth Group, Inc.                               335,800       16,702,692
WellPoint, Inc.(a)                                     916,700       65,085,700
                                                                 --------------
                                                                    105,711,252
                                                                 --------------
                                                                    319,173,263
                                                                 --------------
FINANCE-18.1%
BANKING - MONEY CENTER-1.6%
JPMorgan Chase & Co.                                   617,700       28,031,226
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT-10.3%
Legg Mason, Inc.                                       655,600       77,675,488
Merrill Lynch & Co., Inc.                              285,100       21,741,726
The Charles Schwab Corp.                             1,134,900       20,314,710
The Goldman Sachs Group, Inc.*                         389,400       62,416,926
                                                                 --------------
                                                                    182,148,850
                                                                 --------------
INSURANCE-2.9%
American International Group, Inc.                     786,200       51,299,550
                                                                 --------------
MISCELLANEOUS-3.3%
Citigroup, Inc.                                        963,700       48,136,815
State Street Corp.                                     145,400        9,497,528
                                                                 --------------
                                                                     57,634,343
                                                                 --------------
                                                                    319,113,969
                                                                 --------------
CONSUMER SERVICES-12.4%
ADVERTISING-0.7%
aQuantive, Inc.(a)                                     211,600        5,302,696
Getty Images, Inc.(a)*                                 112,200        7,181,922
                                                                 --------------
                                                                     12,484,618
                                                                 --------------
APPAREL-1.0%
Coach, Inc.(a)                                         266,300        8,793,226
Urban Outfitters, Inc.(a)*                             361,300        8,382,160
                                                                 --------------
                                                                     17,175,386
                                                                 --------------
BROADCASTING & CABLE-0.4%
Comcast Corp. Cl.A(a)                                  236,400        7,316,580
                                                                 --------------
RETAIL-2.4%
eBay, Inc.(a)*                                       1,223,400       42,097,194
                                                                 --------------


                                               ALLIANCEBERNSTEIN GROWTH FUND o 2

COMPANY                                              SHARES       U.S. $ VALUE
-------                                           ------------   --------------
RETAIL - GENERAL MERCHANDISE-4.1%
Kohl's Corp.(a)                                         96,300     $  5,377,392
Lowe's Cos., Inc.                                      827,625       52,181,756
The Home Depot, Inc.                                   361,400       14,430,702
                                                                 --------------
                                                                     71,989,850
                                                                 --------------
MISCELLANEOUS-3.8%
CB Richard Ellis Group, Inc.(a)                        210,700       18,518,423
Iron Mountain, Inc.(a)*                                454,400       17,767,040
Strayer Education, Inc.*                                96,400       10,024,636
The Corporate Executive Board Co.                      188,600       20,204,718
                                                                 --------------
                                                                     66,514,817
                                                                 --------------
                                                                    217,578,445
                                                                 --------------
CONSUMER MANUFACTURING-5.3%
BUILDING & RELATED-5.1%
Centex Corp.*                                           47,700        2,652,120
D.R. Horton, Inc.                                      287,465        8,629,699
Lennar Corp. Cl.A*                                     372,700       20,472,411
NVR, Inc.(a)*                                           48,550       36,655,250
Pulte Homes, Inc.*                                     339,900       12,695,265
Toll Brothers, Inc.(a)                                 260,300        8,368,645
                                                                 --------------
                                                                     89,473,390
                                                                 --------------
TEXTILE PRODUCTS-0.2%
Building Materials Holding Corp.*                       97,000        3,241,740
                                                                 --------------
                                                                     92,715,130
                                                                 --------------
ENERGY-3.5%
OIL SERVICE-3.5%
Schlumberger, Ltd.*                                    884,000       61,119,760
                                                                 --------------
CAPITAL GOODS-1.9%
MACHINERY-0.8%
Actuant Corp. Cl.A*                                    223,300       14,280,035
                                                                 --------------
MISCELLANEOUS-1.1%
United Technologies Corp.                              311,920       19,591,695
                                                                 --------------
                                                                     33,871,730
                                                                 --------------
AEROSPACE & DEFENSE-1.9%
L-3 Communications Holdings, Inc.*                     117,600        9,607,920
The Boeing Co.                                         288,100       24,041,945
                                                                 --------------
                                                                     33,649,865
                                                                 --------------
CONSUMER STAPLES-1.2%
HOUSEHOLD PRODUCTS-0.3%
The Procter & Gamble Co.                                92,800        5,401,888
                                                                 --------------
RETAIL - FOOD & DRUG-0.9%
Walgreen Co.                                           187,100        7,845,103


3 o ALLIANCEBERNSTEIN GROWTH FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT
COMPANY                                              (000)        U.S. $ VALUE
-------                                           ------------   --------------
Whole Foods Market, Inc.*                              141,800   $    8,703,684
                                                                 --------------
                                                                     16,548,787
                                                                 --------------
                                                                     21,950,675
                                                                 --------------
MULTI-INDUSTRY COMPANY-1.2%
Danaher Corp.*                                         341,900       21,919,209
BASIC INDUSTRY-0.5%
CHEMICALS-0.5%
Hexcel Corp.(a)                                        366,000        8,084,940
                                                                 --------------
Total Common Stocks
(cost $1,222,896,333)                                             1,755,390,382
                                                                 --------------
SHORT-TERM INVESTMENTS-0.2%
TIME DEPOSIT-0.2%
State Street Euro Dollar
4.10%, 5/01/06
(cost $3,782,000)                                 $      3,782        3,782,000
                                                                 --------------
Total Investments Before Security Lending
   Collateral - 100.0%
   (cost $1,226,678,333)                                          1,759,172,382
                                                                 --------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED-16.5%
SHORT-TERM INVESTMENTS-16.5%
UBS Private Money Market Fund, LLC 4.74%
(cost $289,035,993)                                289,035,993      289,035,993
                                                                 --------------
TOTAL INVESTMENTS - 116.5%
   (cost $1,515,714,326)                                          2,048,208,375
Other assets less liabilities - (16.5)%                            (289,771,338)
                                                                 --------------
NET ASSETS - 100%                                                $1,758,437,037
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector Categorization of the Adviser.


                                               ALLIANCEBERNSTEIN GROWTH FUND o 4

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
  3(a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

  3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant The AllianceBernstein Portfolios


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: June 23, 2006


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